Offerings - Offering: 1	Mar. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	1,316,899
Proposed Maximum Offering Price per Unit	7.50
Maximum Aggregate Offering Price	$ 9,876,742.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,363.98
Offering Note	(1) The shares of common stock will be offered for resale by the selling stockholder pursuant to the prospectus contained in the registration statement to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable upon stock splits, stock dividends, or other distribution, recapitalization or similar events. (2) This estimate is made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Registrant's common stock on March 13, 2026, as reported on the Nasdaq Global Select Market.